UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21129

Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Address of principal executive offices) (Zip code)

Donald F. Crumrine
Flaherty & Crumrine Incorporated
301 E. Colorado Boulevard, Suite 720
Pasadena, CA 91101
(Name and address of agent for service)

Registrant's telephone number, including area code: 626-795-7300

Date of fiscal year end: November 30

Date of reporting period: July 1, 2011 – June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2011 TO JUNE 30, 2012

REGISTRANT NAME: Flaherty & Crumrine / Claymore Preferred Securities Income Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER: 811 - 21129
REPORTING PERIOD:           07/01/2011 - 06/30/2012
REGISTRANT ADDRESS: 301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE): __________________________________

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund's Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
AON CORP	AON	037389AK9	5/18/2012	Advisory vote to approve executive compensation	Issuer	Yes	For	For
AON CORP	AON	037389AK9	5/18/2012	Approve auditor	Issuer	Yes	For	For
AON CORP	AON	037389AK9	5/18/2012	Approve director	Issuer	Yes	For	For
BANK OF AMERICA CORP	BAC	060505559	5/9/2012	Advisory say on pay vote to approve executive compensation	Issuer	Yes	For	For
BANK OF AMERICA CORP	BAC	060505559	5/9/2012	Approve auditor	Issuer	Yes	For	For
BANK OF AMERICA CORP	BAC	060505559	5/9/2012	Approve directors	Issuer	Yes	For	For
BANK OF AMERICA CORP	BAC	060505559	5/9/2012	Disclosure of government employment	Security Holder	Yes	Against	For
BANK OF AMERICA CORP	BAC	060505559	5/9/2012	Grassroots and other lobbying	Security Holder	Yes	Against	For
BANK OF AMERICA CORP	BAC	060505559	5/9/2012	Mortgage servicing operations	Security Holder	Yes	Against	For
BANK OF AMERICA CORP	BAC	060505559	5/9/2012	Prohibition on political spending	Security Holder	Yes	Against	For
CIT Group Inc	CIT	125581801	5/15/2012	Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
CIT Group Inc	CIT	125581801	5/15/2012	Approve auditor	Issuer	Yes	For	For
CIT Group Inc	CIT	125581801	5/15/2012	Approve directors	Issuer	Yes	For	For
Exelon Corporation	EXC	30161N101	4/2/2012	Advisory vote to approve executive compensation	Issuer	Yes	For	For
Exelon Corporation	EXC	30161N101	4/2/2012	Approve auditor	Issuer	Yes	For	For
Exelon Corporation	EXC	30161N101	4/2/2012	Approve directors	Issuer	Yes	For	For
PPL Corporation	PPL	69351T106	5/16/2012	Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For
PPL Corporation	PPL	69351T106	5/16/2012	Approve 2012 stock incentive plan	Issuer	Yes	For	For
PPL Corporation	PPL	69351T106	5/16/2012	Approve auditor	Issuer	Yes	For	For
PPL Corporation	PPL	69351T106	5/16/2012	Approve directors	Issuer	Yes	For	For
PPL Corporation	PPL	69351T106	5/16/2012	Director election majority vote	Security Holder	Yes	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated

By (Signature and Title)*	/s/ Donald F. Crumrine
Donald F. Crumrine, Director, Chairman of the Board and Chief
Executive Officer
(principal executive officer)

Date	7/24/2012

*Print the name and title of each signing officer under his or her signature.